CHARGES (ASSETS PLEDGED)	12 Months Ended
Dec. 31, 2013
CHARGES (ASSETS PLEDGED) [Abstract]
CHARGES (ASSETS PLEDGED)
NOTE 10:-	CHARGES (ASSETS PLEDGED)

a.	As collateral for certain liabilities of the Company to others, fixed charges have been recorded on certain equipment of the Company.

b.
In August 2012, the Company secured a line of credit of $ 1,000 from an Israeli bank. In order to secure its obligations to the bank, the Company pledged and granted the bank a first priority floating charge on all of its assets and a fixed charge on certain other assets (namely, rights for unpaid shares, securities and deposits deposited with the bank from time to time, and rights for property insurance).  The credit line is scheduled to expire in April 2014 and the Company has determined not to renew such facility.